Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Net loss carrying forward		¥ 2,930,000			¥ 1,675,000
Income (Loss) from continuing operations		64,000			57,000	¥ 39,000
Operating loss carryforwards, valuation allowance		¥ 1,076,061			754,878	618,985	¥ 652,610
Minimum ownership percentage of fie by foreign investors to qualify for withholding tax rate limit for dividends paid by fie in China to its immediate holding company in Hongkong		25.00%	25.00%	25.00%
Global minimum tax rate		15.00%	15.00%	15.00%
Income Taxes Paid		¥ 1,018,345	$ 145,621		¥ 108,725	¥ 124,732
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development expenditure super deduction maximum percentage		150.00%	150.00%	150.00%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation at federal statutory income tax rate, amount | $				$ 2
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company		10.00%	10.00%	10.00%
Preferential Corporate Income Tax Rate		15.00%	15.00%	15.00%
Income Taxes Paid		¥ 976,944
CHINA | Year Three To Year Five [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%	25.00%
Others [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes Paid		¥ 41,401
Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carrying forward, expiration period		2035	2035	2035
Maximum [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes Foreign Statutory Corporate Tax Rate		16.50%	16.50%	16.50%
Maximum Rate Of Withholding Tax For Dividends Paid By FIE In China To Its Immediate Holding Company In Hong Kong Under Specified Conditions	5.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carrying forward, expiration period		2026	2026	2026
Minimum [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes Foreign Statutory Corporate Tax Rate		8.25%	8.25%	8.25%
Tax Year 2018 [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%	175.00%
Tax Year 2021 [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%	175.00%
October 1, 2022 to December 31, 2022 [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development super deduction as a percentage of expenditure		200.00%	200.00%	200.00%
January 1, 2022 to September 30, 2022 [Member] | Ministry of Finance and State Tax Administration [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development super deduction as a percentage of expenditure		175.00%	175.00%	175.00%
Tax Year 2023 and Thereafter [Member] | Ministry of Finance and State Tax Administration [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development super deduction as a percentage of expenditure		200.00%	200.00%	200.00%